Distribution Date:	06/16/23	JPMBB Commercial Mortgage Securities Trust 2013-C15
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640NAA6	1.232600%	63,681,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640NAB4	2.976800%	285,321,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FL	46640NBA5	5.757710%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2FX	46640NAZ1	2.976800%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640NAC2	3.697500%	21,444,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640NAD0	4.096000%	110,000,000.00	18,322,152.85	18,322,152.85	62,539.62	0.00	0.00	18,384,692.47	0.00	0.00%	30.00%
A-5	46640NAE8	4.131000%	206,902,000.00	206,902,000.00	151,289,269.95	712,260.14	0.00	0.00	152,001,530.09	55,612,730.05	86.19%	30.00%
A-SB	46640NAF5	3.659100%	67,687,000.00	2,514,752.11	1,212,970.57	7,668.11	0.00	0.00	1,220,638.68	1,301,781.54	86.19%	30.00%
A-S	46640NAJ7	4.419600%	93,942,000.00	93,942,000.00	0.00	345,988.39	0.00	0.00	345,988.39	93,942,000.00	63.40%	22.12%
B	46640NAK4	4.926700%	76,047,000.00	76,047,000.00	0.00	312,217.30	0.00	0.00	312,217.30	76,047,000.00	44.95%	15.75%
C	46640NAL2	5.330219%	44,734,000.00	44,734,000.00	0.00	198,701.67	0.00	0.00	198,701.67	44,734,000.00	34.09%	12.00%
D	46640NAP3	5.330219%	59,646,000.00	59,646,000.00	0.00	264,938.52	0.00	0.00	264,938.52	59,646,000.00	19.62%	7.00%
E	46640NAR9	3.500000%	23,858,000.00	23,858,000.00	0.00	69,585.83	0.00	0.00	69,585.83	23,858,000.00	13.83%	5.00%
F	46640NAT5	3.585000%	11,929,000.00	11,929,000.00	0.00	35,637.89	0.00	0.00	35,637.89	11,929,000.00	10.94%	4.00%
NR	46640NAV0	3.585000%	47,716,349.00	45,086,465.74	0.00	126,942.03	0.00	219.74	126,942.03	45,086,246.00	0.00%	0.00%
R	46640NAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,192,907,349.00	582,981,370.70	170,824,393.37	2,136,479.50	0.00	219.74	172,960,872.87	412,156,757.59

X-A	46640NAG3	1.120620%	928,977,000.00	321,680,904.96	0.00	300,401.72	0.00	0.00	300,401.72	150,856,511.59
X-B	46640NAH1	0.403519%	76,047,000.00	76,047,000.00	0.00	25,571.98	0.00	0.00	25,571.98	76,047,000.00
X-C	46640NAM0	1.770294%	83,503,349.00	80,873,465.74	0.00	119,308.17	0.00	0.00	119,308.17	80,873,246.00
Notional SubTotal			1,088,527,349.00	478,601,370.70	0.00	445,281.87	0.00	0.00	445,281.87	307,776,757.59

Deal Distribution Total					170,824,393.37	2,581,761.37	0.00	219.74	173,406,154.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640NAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640NAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FL	46640NBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2FX	46640NAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640NAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640NAD0	166.56502591	166.56502591	0.56854200	0.00000000	0.00000000	0.00000000	0.00000000	167.13356791	0.00000000
A-5	46640NAE8	1,000.00000000	731.21221617	3.44250002	0.00000000	0.00000000	0.00000000	0.00000000	734.65471619	268.78778383
A-SB	46640NAF5	37.15266019	17.92028853	0.11328778	0.00000000	0.00000000	0.00000000	0.00000000	18.03357631	19.23237165
A-S	46640NAJ7	1,000.00000000	0.00000000	3.68300004	0.00000000	0.00000000	0.00000000	0.00000000	3.68300004	1,000.00000000
B	46640NAK4	1,000.00000000	0.00000000	4.10558339	0.00000000	0.00000000	0.00000000	0.00000000	4.10558339	1,000.00000000
C	46640NAL2	1,000.00000000	0.00000000	4.44184893	0.00000000	0.00000000	0.00000000	0.00000000	4.44184893	1,000.00000000
D	46640NAP3	1,000.00000000	0.00000000	4.44184891	0.00000000	0.00000000	0.00000000	0.00000000	4.44184891	1,000.00000000
E	46640NAR9	1,000.00000000	0.00000000	2.91666653	0.00000000	0.00000000	0.00000000	0.00000000	2.91666653	1,000.00000000
F	46640NAT5	1,000.00000000	0.00000000	2.98750021	0.00000000	0.00000000	0.00000000	0.00000000	2.98750021	1,000.00000000
NR	46640NAV0	944.88506948	0.00000000	2.66034667	0.16249755	16.53133625	0.00000000	0.00460513	2.66034667	944.88046435
R	46640NAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640NAG3	346.27434798	0.00000000	0.32336831	0.00000000	0.00000000	0.00000000	0.00000000	0.32336831	162.38993171
X-B	46640NAH1	1,000.00000000	0.00000000	0.33626547	0.00000000	0.00000000	0.00000000	0.00000000	0.33626547	1,000.00000000
X-C	46640NAM0	968.50565526	0.00000000	1.42878305	0.00000000	0.00000000	0.00000000	0.00000000	1.42878305	968.50302375

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/23 - 05/30/23	30	0.00	62,539.62	0.00	62,539.62	0.00	0.00	0.00	62,539.62	0.00
A-5	05/01/23 - 05/30/23	30	0.00	712,260.14	0.00	712,260.14	0.00	0.00	0.00	712,260.14	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	7,668.11	0.00	7,668.11	0.00	0.00	0.00	7,668.11	0.00
X-A	05/01/23 - 05/30/23	30	0.00	300,401.72	0.00	300,401.72	0.00	0.00	0.00	300,401.72	0.00
X-B	05/01/23 - 05/30/23	30	0.00	25,571.98	0.00	25,571.98	0.00	0.00	0.00	25,571.98	0.00
X-C	05/01/23 - 05/30/23	30	0.00	119,308.17	0.00	119,308.17	0.00	0.00	0.00	119,308.17	0.00
A-S	05/01/23 - 05/30/23	30	0.00	345,988.39	0.00	345,988.39	0.00	0.00	0.00	345,988.39	0.00
B	05/01/23 - 05/30/23	30	0.00	312,217.30	0.00	312,217.30	0.00	0.00	0.00	312,217.30	0.00
C	05/01/23 - 05/30/23	30	0.00	198,701.67	0.00	198,701.67	0.00	0.00	0.00	198,701.67	0.00
D	05/01/23 - 05/30/23	30	0.00	264,938.52	0.00	264,938.52	0.00	0.00	0.00	264,938.52	0.00
E	05/01/23 - 05/30/23	30	0.00	69,585.83	0.00	69,585.83	0.00	0.00	0.00	69,585.83	0.00
F	05/01/23 - 05/30/23	30	0.00	35,637.89	0.00	35,637.89	0.00	0.00	0.00	35,637.89	0.00
NR	05/01/23 - 05/30/23	30	781,061.22	134,695.82	0.00	134,695.82	7,753.79	0.00	0.00	126,942.03	788,815.01
Totals			781,061.22	2,589,515.16	0.00	2,589,515.16	7,753.79	0.00	0.00	2,581,761.37	788,815.01

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	173,406,154.74
Current Period 1-Month LIBOR %	5.107710
Next Period 1-Month LIBOR %	5.158140
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,598,709.43	Master Servicing Fee	6,056.69
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,696.80
Interest Adjustments	0.00	Trustee Fee	210.85
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	251.01
ARD Interest	0.00	Senior Trust Advisor Fee	978.92
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,598,709.43	Total Fees	9,194.26

Principal		Expenses/Reimbursements
Scheduled Principal	16,284,305.22	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	4,253.79
Principal Prepayments	154,540,307.90	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(219.74)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	170,824,393.38	Total Expenses/Reimbursements	7,753.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,581,761.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	170,824,393.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	173,406,154.74
Total Funds Collected	173,423,102.81	Total Funds Distributed	173,423,102.79

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	582,981,370.70	582,981,370.70	Beginning Certificate Balance	582,981,370.70
(-) Scheduled Principal Collections	16,284,305.22	16,284,305.22	(-) Principal Distributions	170,824,393.37
(-) Unscheduled Principal Collections	154,540,307.90	154,540,307.90	(-) Realized Losses	219.74
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	219.74
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	219.74	219.74	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	412,156,757.59	412,156,757.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	583,195,521.39	583,195,521.39	Ending Certificate Balance	412,156,757.59
Ending Actual Collateral Balance	412,292,581.57	412,292,581.57

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.33%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	68,591,670.24	16.64%	3	5.3375	NAP	Defeased	10	68,591,670.24	16.64%	3	5.3375	NAP
	$9,999,999 or less	15	73,863,895.69	17.92%	4	5.3779	1.578765	1.30 or less	6	82,973,782.56	20.13%	4	5.4290	1.067710
$10,000,000 to $24,999,999		3	32,103,010.27	7.79%	4	5.3105	1.669859	1.31 to 1.40	2	105,983,288.50	25.71%	3	4.6472	1.317486
$25,000,000 to $49,999,999		4	137,598,181.39	33.38%	4	5.2265	1.669240	1.41 to 1.50	1	2,944,391.92	0.71%	3	5.5000	1.463900
$50,000,000 to $99,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	3	11,662,787.18	2.83%	3	5.4154	1.556262
$100,000,000 or Greater		1	100,000,000.00	24.26%	3	4.6060	1.317000	1.61 to 1.75	3	69,466,225.80	16.85%	4	5.2224	1.725626
	Totals	33	412,156,757.59	100.00%	4	5.1281	1.529518	1.76 to 2.00	2	16,102,529.68	3.91%	4	5.0868	1.767848
								2.01 to 2.25	1	5,626,681.57	1.37%	2	5.0780	2.054700
								2.26 or Greater	5	48,805,400.14	11.84%	4	5.1607	2.479663
								Totals	33	412,156,757.59	100.00%	4	5.1281	1.529518
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	68,591,670.24	16.64%	3	5.3375	NAP
							Defeased	10	68,591,670.24	16.64%	3	5.3375	NAP
Alabama	4	2,364,326.47	0.57%	4	4.8905	2.304000
							Lodging	5	37,499,688.66	9.10%	4	5.3999	1.677732
Arizona	1	2,830,174.97	0.69%	4	5.9100	2.807500
							Mixed Use	1	5,626,681.57	1.37%	2	5.0780	2.054700
California	3	20,827,160.57	5.05%	4	5.3902	1.440358
							Multi-Family	5	17,502,983.47	4.25%	4	5.5167	2.389866
Georgia	3	8,802,727.65	2.14%	4	5.3552	1.809711
							Office	9	224,075,114.81	54.37%	4	4.9343	1.469837
Illinois	3	4,543,855.45	1.10%	4	5.4650	1.633900
							Other	1	872,642.80	0.21%	4	5.3600	1.121700
Michigan	10	52,966,293.47	12.85%	4	5.3633	1.642428
							Retail	26	57,987,976.04	14.07%	4	5.3377	1.465264
Missouri	6	46,337,364.54	11.24%	4	5.3545	1.135621
							Totals	57	412,156,757.59	100.00%	4	5.1281	1.529518
Nevada	1	3,398,285.06	0.82%	4	5.7200	1.598000

New York	4	67,836,952.09	16.46%	4	5.0695	2.003644

Ohio	4	9,604,612.47	2.33%	4	5.7650	1.172500

Tennessee	1	11,500,000.00	2.79%	4	4.9870	1.755900

Texas	1	462,945.04	0.11%	4	4.8905	2.304000

Virginia	2	10,585,818.18	2.57%	4	5.3360	1.530861

Washington, DC	1	100,000,000.00	24.26%	3	4.6060	1.317000

Wisconsin	3	1,504,571.39	0.37%	4	4.8905	2.304000

Totals	57	412,156,757.59	100.00%	4	5.1281	1.529518

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	68,591,670.24	16.64%	3	5.3375	NAP	Defeased	10	68,591,670.24	16.64%	3	5.3375	NAP
	4.30000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.50000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.70000%	1	100,000,000.00	24.26%	3	4.6060	1.317000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.70001% to 4.90000%	1	6,026,552.43	1.46%	4	4.8905	2.304000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.90001% to 5.10000%	5	84,954,901.13	20.61%	4	5.0443	2.003695	49 months or greater	23	343,565,087.35	83.36%	4	5.0863	1.547322
	5.10001% to 5.30000%	2	6,126,852.59	1.49%	3	5.2600	1.361901	Totals	33	412,156,757.59	100.00%	4	5.1281	1.529518
	5.30001% to 5.50000%	10	120,149,651.48	29.15%	4	5.3847	1.463677
	5.50001 or Greater	4	26,307,129.72	6.38%	4	5.6892	1.200905
	Totals	33	412,156,757.59	100.00%	4	5.1281	1.529518
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	68,591,670.24	16.64%	3	5.3375	NAP	Defeased	10	68,591,670.24	16.64%	3	5.3375	NAP
	60 months or less	23	343,565,087.35	83.36%	4	5.0863	1.547322	Interest Only	2	111,500,000.00	27.05%	3	4.6453	1.362268
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	21	232,065,087.35	56.31%	4	5.2982	1.636234
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	33	412,156,757.59	100.00%	4	5.1281	1.529518	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	412,156,757.59	100.00%	4	5.1281	1.529518
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	68,591,670.24	16.64%	3	5.3375	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	328,547,174.68	79.71%	4	5.0663	1.574285
	13 to 24 months	1	10,474,057.22	2.54%	4	5.5500	0.664000
	25 months or greater	1	4,543,855.45	1.10%	4	5.4650	1.633900
	Totals	33	412,156,757.59	100.00%	4	5.1281	1.529518
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	300940002	RT	Las Vegas	NV	Actual/360	5.250%	463,020.96	102,419,382.51	0.00	N/A	09/06/23	--	102,419,382.50	0.00	06/06/23
3	300940003	OF	Washington	DC	Actual/360	4.606%	396,627.78	0.00	0.00	N/A	09/01/23	--	100,000,000.00	100,000,000.00	06/01/23
5	300940005	Various Kansas City		MO	Actual/360	5.360%	211,921.07	122,781.02	0.00	N/A	10/01/23	--	45,914,531.76	45,791,750.74	06/01/23
6	695100194	OF	New York	NY	Actual/360	5.050%	165,574.86	66,844.15	0.00	N/A	10/06/23	--	38,075,344.02	38,008,499.87	06/06/23
9	695100206	LO	Various	Various	Actual/360	5.425%	125,982.13	54,207.42	0.00	N/A	10/06/23	--	26,968,077.90	26,913,870.48	06/06/23
10	695100195	OF	New York	NY	Actual/360	5.050%	117,113.93	47,280.01	0.00	N/A	10/06/23	--	26,931,340.31	26,884,060.30	06/06/23
13	300940013	IN	Everett	WA	Actual/360	4.910%	73,493.95	30,116.32	0.00	N/A	10/01/23	--	17,382,447.01	17,352,330.69	06/01/23
14	883100148	MH	Shelby Township	MI	Actual/360	5.203%	71,516.54	15,962,227.44	0.00	N/A	09/06/23	--	15,962,227.44	0.00	06/06/23
16	883100147	MH	Shelby Township	MI	Actual/360	5.243%	64,231.81	14,226,927.42	0.00	N/A	09/06/23	--	14,226,927.42	0.00	06/06/23
19	883100121	RT	Avondale	AZ	Actual/360	5.509%	57,840.87	12,192,783.98	0.00	N/A	07/06/23	--	12,192,783.98	0.00	06/06/23
21	695100204	RT	Southfield	MI	Actual/360	5.550%	50,182.12	26,123.89	0.00	N/A	10/06/23	--	10,500,181.11	10,474,057.22	01/06/23
24	300940024	MF	Rochester Hills	MI	Actual/360	5.430%	47,449.24	18,807.18	0.00	N/A	10/01/23	--	10,147,760.23	10,128,953.05	06/01/23
25	695100201	RT	Various	OH	Actual/360	5.765%	47,795.74	23,267.35	0.00	N/A	10/06/23	--	9,627,879.82	9,604,612.47	06/06/23
26	300940026	OF	Salt Lake City	UT	Actual/360	5.098%	42,364.49	9,650,347.56	0.00	N/A	06/01/23	--	9,650,347.56	0.00	06/01/23
27	300940027	RT	Knoxville	TN	Actual/360	4.987%	49,385.15	0.00	0.00	N/A	10/01/23	--	11,500,000.00	11,500,000.00	06/01/23
28	300940028	OF	Macomb	MI	Actual/360	5.366%	42,729.24	18,805.89	0.00	N/A	10/06/23	--	9,247,307.62	9,228,501.73	06/06/23
29	300940029	MF	Pittsburgh	PA	Actual/360	5.560%	44,769.90	16,958.49	0.00	N/A	07/01/23	--	9,350,873.29	9,333,914.80	06/01/23
30	300940030	MF	Terre Haute	IN	Actual/360	5.260%	35,203.39	25,530.19	0.00	N/A	10/01/23	--	7,772,121.71	7,746,591.52	06/01/23
34	883100156	MF	Lewisville	TX	Actual/360	5.600%	36,207.12	14,713.69	0.00	N/A	09/06/23	--	7,508,389.26	7,493,675.57	06/06/23
36	883100159	RT	Freehold	NJ	Actual/360	5.227%	28,644.87	20,980.13	0.00	N/A	07/06/23	--	6,364,072.91	6,343,092.78	06/06/23
37	300940037	LO	North Chesterfield	VA	Actual/360	5.336%	27,582.40	19,555.51	0.00	N/A	10/01/23	--	6,002,844.01	5,983,288.50	06/01/23
38	695100192	MF	Waterford	MI	Actual/360	5.735%	29,555.83	18,815.59	0.00	N/A	09/06/23	--	5,984,811.87	5,965,996.28	06/06/23
43	300940043	RT	Various	Various	Actual/360	4.891%	25,435.05	13,212.84	0.00	10/01/23	12/01/27	--	6,039,765.27	6,026,552.43	06/01/23
44	695100186	RT	Decatur	GA	Actual/360	5.743%	29,361.85	5,937,250.51	0.00	N/A	09/06/23	--	5,937,250.51	0.00	06/06/23
45	883100133	MU	Bloomfield Hills	MI	Actual/360	5.078%	24,673.78	15,977.12	0.00	N/A	08/06/23	--	5,642,658.69	5,626,681.57	06/06/23
46	695100190	MH	Fort Worth	TX	Actual/360	5.385%	26,268.98	5,664,978.22	0.00	N/A	06/06/23	--	5,664,978.22	0.00	06/06/23
47	695100196	LO	Los Angeles	CA	Actual/360	5.950%	20,880.30	4,075,308.98	0.00	N/A	10/06/23	--	4,075,308.98	0.00	06/06/23
48	883100144	RT	Oak Park	MI	Actual/360	5.310%	22,818.67	12,848.59	0.00	N/A	09/06/23	--	4,990,413.55	4,977,564.96	06/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
51	300940051	LO	Mechanicsville	VA	Actual/360	5.336%	21,217.23	15,042.70	0.00	N/A	10/01/23	--	4,617,572.38	4,602,529.68	06/01/23
52	695100197	OF	San Clemente	CA	Actual/360	5.374%	23,347.19	10,247.34	0.00	N/A	10/06/23	--	5,045,192.31	5,034,944.97	06/06/23
53	883100160	RT	Riverside	CA	Actual/360	5.361%	22,505.60	9,922.13	0.00	N/A	10/06/23	--	4,875,123.78	4,865,201.65	06/06/23
55	695100203	MF	Chicago	IL	Actual/360	5.465%	21,426.16	9,115.97	0.00	N/A	10/06/23	--	4,552,971.42	4,543,855.45	06/06/23
56	883100153	MU	Lexington	KY	Actual/360	5.629%	19,146.72	12,565.85	0.00	N/A	09/06/23	--	3,950,062.27	3,937,496.42	06/06/23
57	883100152	RT	Various	NY	Actual/360	5.500%	14,025.15	16,929.78	0.00	N/A	09/06/23	--	2,961,321.70	2,944,391.92	06/06/23
59	695100199	RT	Las Vegas	NV	Actual/360	5.720%	16,781.28	8,696.73	0.00	N/A	10/06/23	--	3,406,981.79	3,398,285.06	06/06/23
60	883100142	RT	Various	MI	Actual/360	5.260%	14,929.06	9,064.45	0.00	N/A	09/06/23	--	3,296,001.61	3,286,937.16	06/06/23
63	695100198	MH	Fayetteville	NC	Actual/360	5.605%	15,323.31	6,216.48	0.00	N/A	10/06/23	--	3,174,809.69	3,168,593.21	06/06/23
64	300940064	RT	Bellflower	CA	Actual/360	5.260%	12,905.99	9,437.97	0.00	N/A	09/01/23	--	2,849,353.40	2,839,915.43	06/01/23
65	883100134	RT	Commerce Township	MI	Actual/360	5.078%	12,873.27	8,335.90	0.00	N/A	08/06/23	--	2,943,995.29	2,935,659.39	06/06/23
66	300940066	MF	Glendale	AZ	Actual/360	5.910%	14,430.12	5,283.26	0.00	N/A	10/01/23	--	2,835,458.23	2,830,174.97	06/01/23
67	300940067	RT	Norfolk	VA	Actual/360	5.420%	11,166.33	7,722.56	0.00	N/A	10/01/23	--	2,392,499.88	2,384,777.32	06/01/23
Totals							2,598,709.43	170,824,613.12	0.00				582,981,370.70	412,156,757.59
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	47,196,661.00	12,491,515.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,405,050.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,451,199.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,219,342.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,531,339.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,637,273.61	1,297,604.37	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,996,646.99	521,995.89	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	947,112.31	188,187.07	01/01/22	03/31/22	12/12/22	898,568.41	41,739.06	71,543.17	358,485.75	0.00	0.00
24	2,146,346.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,249,611.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,161,301.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,015,141.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	737,635.39	749,844.69	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	906,299.80	290,008.19	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,022,205.60	261,908.02	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	794,886.12	260,181.40	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1,318,544.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,026,176.36	200,419.67	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	793,643.00	877,894.45	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	91,060.88	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	592,925.74	160,150.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	569,188.68	143,438.92	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	506,905.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	470,915.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	319,663.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	585,439.08	157,903.78	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	696,411.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	95,601,453.29	18,388,523.65				898,568.41	41,739.06	71,543.17	358,485.75	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	300940002	102,274,979.40	Payoff Prior to Maturity	0.00	0.00
14	883100148	15,928,691.08	Payoff Prior to Maturity	0.00	0.00
16	883100147	14,197,220.35	Payoff Prior to Maturity	0.00	0.00
19	883100121	12,168,043.04	Payoff Prior to Maturity	0.00	0.00
44	695100186	5,925,793.38	Payoff Prior to Maturity	0.00	0.00
47	695100196	4,045,580.65	Payoff Prior to Maturity	0.00	0.00
Totals		154,540,307.90		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	1	10,474,057.22	0	0.00	0	0.00	0	0.00	0	0.00	6	154,540,307.90	5.128114%	5.102621%	4
05/17/23	0	0.00	0	0.00	1	10,500,181.11	0	0.00	0	0.00	0	0.00	0	0.00	1	3,113,761.15	5.176591%	5.153773%	4
04/17/23	0	0.00	0	0.00	1	10,527,796.06	0	0.00	0	0.00	0	0.00	0	0.00	1	11,773,681.00	5.181367%	5.158223%	5
03/17/23	0	0.00	0	0.00	1	10,553,664.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.187576%	5.164656%	6
02/17/23	0	0.00	0	0.00	1	10,584,281.54	0	0.00	1	0.00	0	0.00	0	0.00	1	2,786,016.23	5.187880%	5.164955%	7
01/18/23	0	0.00	0	0.00	2	16,002,030.04	0	0.00	1	5,392,148.88	0	0.00	0	0.00	0	0.00	5.193242%	5.167794%	8
12/16/22	0	0.00	0	0.00	2	16,037,509.95	0	0.00	1	5,402,150.93	0	0.00	0	0.00	0	0.00	5.199423%	5.173518%	9
11/18/22	0	0.00	0	0.00	2	16,075,318.89	0	0.00	1	5,412,967.24	0	0.00	0	0.00	0	0.00	5.199686%	5.173775%	10
10/17/22	0	0.00	0	0.00	2	16,110,446.24	0	0.00	1	5,422,866.31	0	0.00	0	0.00	1	5,980,462.31	5.199931%	5.174015%	11
09/16/22	0	0.00	0	0.00	3	22,147,344.68	0	0.00	1	5,433,583.44	0	0.00	0	0.00	0	0.00	5.203459%	5.175319%	12
08/17/22	0	0.00	1	10,739,313.19	2	11,460,766.22	0	0.00	1	5,443,380.53	0	0.00	0	0.00	0	0.00	5.203711%	5.179775%	13
07/15/22	1	10,764,175.41	1	6,035,256.92	1	5,453,129.15	0	0.00	1	5,453,129.15	0	0.00	0	0.00	0	0.00	5.203961%	5.180020%	14
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	695100204	01/06/23	4	6	71,543.17	358,485.75	73,196.02	10,609,881.17	09/02/22	2
Totals					71,543.17	358,485.75	73,196.02	10,609,881.17

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		406,130,205	395,656,148	10,474,057		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		6,026,552	6,026,552	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	412,156,758	401,682,700	0	0	10,474,057	0
May-23	582,981,371	572,481,190	0	0	10,500,181	0
Apr-23	597,065,850	586,538,054	0	0	10,527,796	0
Mar-23	609,885,050	599,331,385	0	0	10,553,664	0
Feb-23	611,145,827	600,561,545	0	0	10,584,282	0
Jan-23	617,572,944	601,570,914	0	0	10,609,881	5,392,149
Dec-22	627,111,693	611,074,183	0	0	10,635,359	5,402,151
Nov-22	628,239,197	612,163,878	0	0	10,662,352	5,412,967
Oct-22	629,285,530	613,175,084	0	0	10,687,580	5,422,866
Sep-22	636,402,820	614,255,475	0	0	16,713,761	5,433,583
Aug-22	637,481,178	615,281,098	0	10,739,313	6,017,386	5,443,381
Jul-22	638,554,588	616,302,027	10,764,175	6,035,257	0	5,453,129
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	695100204	10,474,057.22	10,609,881.17	10,450,000.00	10/13/22	152,009.32	0.66400	03/31/22	10/06/23	213
Totals		10,474,057.22	10,609,881.17	10,450,000.00		152,009.32

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	695100204	RT	MI	09/02/22	2

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300940002	107,241,964.80	5.25000%	107,241,964.80	5.25000%	9	08/05/20	07/31/20	08/11/20
2	300940002	0.00	5.25000%	0.00	5.25000%	10	09/10/20	07/31/20	08/11/20
9	695100206	28,636,670.04	5.42500%	28,636,670.04	5.42500%	10	09/10/20	09/06/20	10/13/20
9	695100206	0.00	5.42500%	0.00	5.42500%	10	08/05/20	09/06/20	10/13/20
37	300940037	0.00	5.33600%	0.00	5.33600%	10	12/28/20	12/28/20	02/11/21
Totals		135,878,634.84		135,878,634.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	695100202	02/17/22	8,170,526.71	4,000,000.00	9,581,879.63	262,926.10	8,231,766.97	7,968,840.87	201,685.84	0.00	170,393.52	31,292.32	0.31%
40	695100193	02/15/19	6,772,141.91	7,800,000.00	9,308,100.44	1,402,124.20	9,308,100.44	7,905,976.24	0.00	0.00	0.00	0.00	0.00%
41	883100143	10/17/22	5,999,429.09	11,500,000.00	6,791,100.73	570,102.99	6,791,100.73	6,220,997.74	0.00	(219.74)	(2,319.43)	2,319.43	0.03%
50	883100151	02/17/23	5,392,148.88	4,810,000.00	5,422,068.93	1,531,527.23	4,327,595.23	2,796,068.00	2,596,080.88	0.00	0.00	2,596,080.88	41.20%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			26,334,246.59	28,110,000.00	31,103,149.73	3,766,680.52	28,658,563.37	24,891,882.85	2,797,766.72	(219.74)	168,074.09	2,629,692.63

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/17/22	0.00	1,286.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	695100202	04/17/23	0.00	0.00	31,292.32	0.00	0.00	(1,085.36)	0.00	0.00	31,703.42
		02/17/23	0.00	0.00	32,788.78	0.00	0.00	411.10	0.00	0.00
		01/18/23	0.00	0.00	32,377.68	0.00	0.00	171.39	0.00	0.00
		11/18/22	0.00	0.00	32,206.29	0.00	0.00	77.34	0.00	0.00
		09/16/22	0.00	0.00	32,128.95	0.00	0.00	40.70	0.00	0.00
		08/17/22	0.00	0.00	32,088.25	0.00	0.00	(170,056.61)	0.00	0.00
		06/17/22	0.00	0.00	202,144.86	0.00	0.00	270.21	0.00	0.00
		05/17/22	0.00	0.00	201,874.65	0.00	0.00	188.81	0.00	0.00
		02/17/22	0.00	0.00	201,685.84	0.00	0.00	201,685.84	0.00	0.00
40	695100193	09/16/22	0.00	0.00	0.00	0.00	0.00	(198.00)	0.00	0.00	0.00
		11/18/20	0.00	0.00	198.00	0.00	0.00	198.00	0.00	0.00
		02/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	883100143	06/16/23	0.00	0.00	2,319.43	0.00	0.00	219.74	0.00	0.00	2,319.43
		04/17/23	0.00	0.00	2,099.69	0.00	0.00	1,968.00	0.00	0.00
		01/18/23	0.00	0.00	131.69	0.00	0.00	73.89	0.00	0.00
		10/25/22	0.00	0.00	0.00	0.00	0.00	57.80	0.00	0.00
50	883100151	02/17/23	0.00	0.00	2,596,080.88	0.00	0.00	2,596,080.88	0.00	0.00	2,596,080.88
Current Period Totals			0.00	0.00	0.00	0.00	0.00	219.74	0.00	0.00	219.74
Cumulative Totals			0.00	1,286.18	2,629,692.63	0.00	0.00	2,630,103.73	0.00	0.00	2,630,103.73

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21	0.00	0.00	3,500.00	0.00	0.00	4,253.79	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	4,253.79	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,753.79

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27